Trade and other receivables (Details) - GBP (£)	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables
Trade receivables	£ 123,797,000	£ 76,606,000
Other receivables	107,000	270,000
Accrued revenue	38,018,000	28,755,000
Trade and other receivables before prepayments	161,922,000	105,631,000
Prepayments	10,862,000	13,500,000
Total trade and other receivables	172,784,000	119,131,000
Less: non-current portion:
Trade receivables	4,724,000	15,399,000
Non-current trade and other receivables	4,724,000	15,399,000
Current trade and other receivables	168,060,000	103,732,000
Transfer fees receivable	29,214,000	46,343,000
Deferred revenue	77,357,000	26,241,000
Due after 1 year
Less: non-current portion:
Transfer fees receivable	4,724,000	15,399,000
Cost / gross value
Trade and other receivables
Trade receivables	133,505,000	90,719,000
Accumulated impairment
Trade and other receivables
Trade receivables	(9,708,000)	(14,113,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade and other receivables
Trade receivables	£ 124,050,000	£ 77,351,000